Stockholders' Equity - Warrant Exchange - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stockholders Equity Note [Line Items]
Loss in exchange of common stock for warrants			$ 1,714,000	$ 1,721,000	$ 2,826,000	$ 2,826,000	$ 0
Exchange Agreement [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)	92	1,179
Loss in exchange of common stock for warrants	$ 6,000